Shareholder Report, Holdings (Details)	Jun. 30, 2025
Conservative Allocation Fund Class I | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Conservative Allocation Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Conservative Allocation Fund Class I | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Conservative Allocation Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Conservative Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Conservative Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Conservative Allocation Fund Class I | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Conservative Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Conservative Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Conservative Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Conservative Allocation Fund Class II | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Conservative Allocation Fund Class II | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Conservative Allocation Fund Class II | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Conservative Allocation Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Conservative Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Conservative Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Conservative Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Conservative Allocation Fund Class II | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Conservative Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Conservative Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Conservative Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Conservative Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Moderate Allocation Fund Class I | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Moderate Allocation Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Moderate Allocation Fund Class I | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Moderate Allocation Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Moderate Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Moderate Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Moderate Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Moderate Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderate Allocation Fund Class I | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Moderate Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Moderate Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Moderate Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Moderate Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
Moderate Allocation Fund Class II | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Moderate Allocation Fund Class II | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Moderate Allocation Fund Class II | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Moderate Allocation Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Moderate Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Moderate Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Moderate Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Moderate Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderate Allocation Fund Class II | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Moderate Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Moderate Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Moderate Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Moderate Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
Aggressive Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Aggressive Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Aggressive Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Aggressive Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Aggressive Allocation Fund Class I | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Aggressive Allocation Fund Class I | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Aggressive Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Aggressive Allocation Fund Class I | SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class I | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aggressive Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Aggressive Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Aggressive Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Aggressive Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Aggressive Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Aggressive Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Aggressive Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Aggressive Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Aggressive Allocation Fund Class II | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Aggressive Allocation Fund Class II | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Aggressive Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Aggressive Allocation Fund Class II | SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class II | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aggressive Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Aggressive Allocation Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Aggressive Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Aggressive Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Diversified Income Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diversified Income Fund Class I | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Diversified Income Fund Class I | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Diversified Income Fund Class I | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Diversified Income Fund Class I | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Diversified Income Fund Class I | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Diversified Income Fund Class I | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Income Fund Class I | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diversified Income Fund Class I | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified Income Fund Class I | Federal National Mortgage Association, 7.000%, due 11/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Diversified Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diversified Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Diversified Income Fund Class I | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diversified Income Fund Class II | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Diversified Income Fund Class II | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Diversified Income Fund Class II | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Diversified Income Fund Class II | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Diversified Income Fund Class II | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Diversified Income Fund Class II | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Income Fund Class II | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diversified Income Fund Class II | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diversified Income Fund Class II | Federal National Mortgage Association, 7.000%, due 11/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Diversified Income Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diversified Income Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Diversified Income Fund Class II | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Fund Class I | Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U.S. Treasury Bonds, 6.625%, due 02/15/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | U.S. Treasury Bonds, 4.500%, due 05/15/38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | U.S. Treasury Notes, 2.875%, due 05/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | U.S. Treasury Notes, 2.625%, due 02/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | U.S. Treasury Bonds, 4.250%, due 08/15/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | Federal National Mortgage Association, 4.500%, due 08/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Core Bond Fund Class I | Mortgage Backed Securities [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Core Bond Fund Class I | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Core Bond Fund Class I | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Core Bond Fund Class I | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund Class II | Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class II | U.S. Treasury Bonds, 6.625%, due 02/15/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class II | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class II | U.S. Treasury Bonds, 4.500%, due 05/15/38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class II | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class II | U.S. Treasury Notes, 2.875%, due 05/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class II | U.S. Treasury Notes, 2.625%, due 02/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | U.S. Treasury Bonds, 4.250%, due 08/15/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | Federal National Mortgage Association, 4.500%, due 08/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Core Bond Fund Class II | Mortgage Backed Securities [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Core Bond Fund Class II | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Core Bond Fund Class II | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Core Bond Fund Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Core Bond Fund Class II | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Core Bond Fund Class II | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class II | Commercial Mortgage-Backed Securities [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Large Cap Value Fund Class I | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Value Fund Class I | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class I | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Large Cap Value Fund Class I | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Large Cap Value Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Large Cap Value Fund Class I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class I | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Large Cap Value Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Value Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Value Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Large Cap Value Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Large Cap Value Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Large Cap Value Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Large Cap Value Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class I | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Value Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Large Cap Value Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Large Cap Value Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Large Cap Value Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Value Fund Class II | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Value Fund Class II | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class II | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Fund Class II | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Large Cap Value Fund Class II | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Large Cap Value Fund Class II | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Large Cap Value Fund Class II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class II | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Large Cap Value Fund Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Value Fund Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Value Fund Class II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Large Cap Value Fund Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Large Cap Value Fund Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Large Cap Value Fund Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Large Cap Value Fund Class II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class II | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Value Fund Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Large Cap Value Fund Class II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Large Cap Value Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Large Cap Value Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Growth Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Cap Growth Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Growth Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Cap Growth Fund Class I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Large Cap Growth Fund Class I | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class I | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Fund Class I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class I | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Growth Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Growth Fund Class I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Large Cap Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Large Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Large Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Large Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Large Cap Growth Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Large Cap Growth Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Growth Fund Class II | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Cap Growth Fund Class II | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Growth Fund Class II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Cap Growth Fund Class II | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Large Cap Growth Fund Class II | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class II | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Fund Class II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Fund Class II | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Growth Fund Class II | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Growth Fund Class II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Growth Fund Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Large Cap Growth Fund Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Large Cap Growth Fund Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Large Cap Growth Fund Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Large Cap Growth Fund Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Growth Fund Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Large Cap Growth Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Large Cap Growth Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Mid Cap Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class I | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Mid Cap Fund Class I | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class I | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class I | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class I | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class I | C D W Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class I | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class I | Liberty Media Corp Liberty Formula One Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Mid Cap Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Mid Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Mid Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Mid Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid Cap Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Mid Cap Fund Class II | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Mid Cap Fund Class II | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class II | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Mid Cap Fund Class II | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class II | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class II | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Mid Cap Fund Class II | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class II | C D W Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class II | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class II | Liberty Media Corp Liberty Formula One Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Mid Cap Fund Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Mid Cap Fund Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid Cap Fund Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Mid Cap Fund Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Mid Cap Fund Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid Cap Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Madison Target Retirement 2020 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Madison Target Retirement 2020 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Madison Target Retirement 2020 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Madison Target Retirement 2020 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Target Retirement 2020 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Madison Target Retirement 2020 Fund Class I | I Shares 7 To 10 Year Treasury Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Madison Target Retirement 2020 Fund Class I | S P D R Portfolio Short Term Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Madison Target Retirement 2020 Fund Class I | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Madison Target Retirement 2020 Fund Class I | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Target Retirement 2020 Fund Class I | S P D R Portfolio Long Term Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Madison Target Retirement 2020 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Madison Target Retirement 2020 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Madison Target Retirement 2020 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2030 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Madison Target Retirement 2030 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Madison Target Retirement 2030 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Madison Target Retirement 2030 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Target Retirement 2030 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Madison Target Retirement 2030 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Madison Target Retirement 2030 Fund Class I | I Shares 7 To 10 Year Treasury Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Madison Target Retirement 2030 Fund Class I | S P D R Portfolio Short Term Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Madison Target Retirement 2030 Fund Class I | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Madison Target Retirement 2030 Fund Class I | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Madison Target Retirement 2030 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Madison Target Retirement 2030 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Target Retirement 2030 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2040 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Madison Target Retirement 2040 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Madison Target Retirement 2040 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Madison Target Retirement 2040 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Madison Target Retirement 2040 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Target Retirement 2040 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Madison Target Retirement 2040 Fund Class I | SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Target Retirement 2040 Fund Class I | I Shares 7 To 10 Year Treasury Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Madison Target Retirement 2040 Fund Class I | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Madison Target Retirement 2040 Fund Class I | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Madison Target Retirement 2040 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Madison Target Retirement 2040 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Target Retirement 2040 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Madison Target Retirement 2050 Fund Class I | Schwab Intermediate Term US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Madison Target Retirement 2050 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Madison Target Retirement 2050 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Madison Target Retirement 2050 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Madison Target Retirement 2050 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Madison Target Retirement 2050 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Madison Target Retirement 2050 Fund Class I | SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Target Retirement 2050 Fund Class I | I Shares 7 To 10 Year Treasury Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Madison Target Retirement 2050 Fund Class I | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Madison Target Retirement 2050 Fund Class I | iShares MSCI Eurozone ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Target Retirement 2050 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Madison Target Retirement 2050 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Target Retirement 2050 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%